Summary of Significant Accounting Policies (Lease Prepayments and Other Non-current Assets) (Details)	12 Months Ended
Dec. 31, 2019
Patents [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Estimated useful lives of lease prepayments and other non-current assets	10-28 years
Catalyst [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Estimated useful lives of lease prepayments and other non-current assets	2-5 years
Previously stated [member] | Land use rights [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Estimated useful lives of lease prepayments and other non-current assets	30-50 years
Previously stated [member] | Patents [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Estimated useful lives of lease prepayments and other non-current assets	10-28 years
Previously stated [member] | Catalyst [member]
Disclosure of information about lease prepayments and other non-current assets [line items]
Estimated useful lives of lease prepayments and other non-current assets	2-5 years